Derivative Financial Instruments - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Details) £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 223,242	£ 176,472
Interest rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	186,787	134,991
Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	106,592	77,478
Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	45,614	19,446
Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	948	270
Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,141	2,925
Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,141	3,737
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	35,690	40,579
Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,145	538
Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	4,726	6,449
Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	16,892	19,586
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,612	£ 2,210
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0238	0.0258
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0114	0.0177
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0260	0.0135
≤1 month | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 911	£ 1,042
≤1 month | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0506	0.0177
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
≤1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0257	0
≤1 month | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 415
≤1 month | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
≤1 month | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 87	£ 0
Average GBP - EUR exchange rate	1.18	0
Average GBP - USD exchange rate	0	0
≤1 month | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 927	£ 2,301
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	1.22
Average GBP - JPY exchange rate	154.14	0
Average GBP - CHF exchange rate	1.09	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,141	£ 4,468
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0319	0.0088
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0018	0.0160
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0246	0.0347
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,993	£ 2,191
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0298	0.0229
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 18	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0254	0
>1 and ≤ 3 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,199	£ 0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 18	£ 0
Average GBP - EUR exchange rate	1.11	0
Average GBP - USD exchange rate	0	0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 785	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	1.66	0
>1 and ≤ 3 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,238	£ 3,135
Average GBP - EUR exchange rate	1.20	0
Average GBP - USD exchange rate	1.39	1.25
Average GBP - JPY exchange rate	153.95	157.45
Average GBP - CHF exchange rate	1.09	1.13
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 32,241	£ 21,678
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0342	0.0056
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0045	0.0077
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0423	0.0351
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 12,770	£ 1,940
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0539	0.0198
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0342
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 585
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0296	0.0327
>3 and ≤12 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 66
Average GBP - EUR exchange rate	0	1.20
Average GBP - USD exchange rate	0	0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 500	£ 1,173
Average GBP - EUR exchange rate	1.25	1.19
Average GBP - USD exchange rate	0	1.60
>3 and ≤12 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,692	£ 2,381
Average GBP - EUR exchange rate	1.17	1.12
Average GBP - USD exchange rate	0	1.17
Average GBP - JPY exchange rate	167.85	160.04
Average GBP - CHF exchange rate	1.09	0
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 60,590	£ 45,314
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0390	0.0207
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0021	0.0028
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0136	0.0200
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 27,721	£ 13,197
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0383	0.0235
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 844	£ 263
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0277	0.0206
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0483	0.0463
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,975	£ 2,132
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0231	0.0258
>1 and ≤5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 2,325
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,041	£ 465
Average GBP - EUR exchange rate	1.16	1.16
Average GBP - USD exchange rate	1.32	1.19
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,896	£ 4,626
Average GBP - EUR exchange rate	1.20	1.21
Average GBP - USD exchange rate	1.38	1.50
>1 and ≤5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 9,447	£ 10,606
Average GBP - EUR exchange rate	1.18	1.18
Average GBP - USD exchange rate	1.28	1.31
Average GBP - JPY exchange rate	0	0
Average GBP - CHF exchange rate	1.12	0
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,008	£ 3,808
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0399	0.0378
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0392	0.0309
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0491	0.0492
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,219	£ 1,076
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0345	0.0184
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 86	£ 7
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0348	0
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 166	£ 208
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0474	0.0459
>5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 942	£ 997
>5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 86	£ 7
Average GBP - EUR exchange rate	1.15	1.10
Average GBP - USD exchange rate	0	0
>5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 458	£ 650
Average GBP - EUR exchange rate	1.19	1.20
Average GBP - USD exchange rate	1.54	1.54
>5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 588	£ 1,163
Average GBP - EUR exchange rate	0	1.17
Average GBP - USD exchange rate	1.39	1.39
Average GBP - JPY exchange rate	0	0
Average GBP - CHF exchange rate	1.12	0